UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23842

Felicitas Private Markets Fund

_______________________________________

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

_______________________________________

(Address of principal executive offices) (Zip code)

Ann Maurer
235 West Galena Street
Milwaukee, WI 53212

_______________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2270

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)     The report to stockholders is attached herewith.

Felicitas Private Markets Fund

Consolidated Financial Statements

For the Six Months Ended
December 31, 2025 (Unaudited)

Semi-Annual Report

Felicitas Private Markets Fund

Table of Contents
Consolidated Financial Statements
For the Six Months Ended December 31, 2025

Felicitas Private Markets Fund
Consolidated Schedule of Investments
December 31, 2025 (Unaudited)

Investments at Fair Value	Principal Balance $/ Shares	Initial Acquisition Date	Amortized Cost	Fair Value
Debt Instruments(a) – 15.0%
United States – 15.0%
Private Credit – 15.0%
ALP CFO 2024, LP Class C Notes 12.88% 10/15/2036(e)	$2,000,000	10/22/2024	$2,000,000	$2,000,000
Antares Loan Funding I Ltd. Subordinated Note 0% 3/27/2035(c)(i)	$5,000,000	3/27/2025	5,003,298	5,309,529
Archer 2023 Finance Co. LLC (Class B) – Loan, 12.00% + 4% PIK 12/28/2035(e)(f)(h)	$6,083,358	3/27/2024	5,483,884	6,083,358
Bain Capital Global Direct Lending Fund (U) II RN, L.P – Class C 11.12% (SOFR + 7.25%) 6/20/2036(e)(f)	$1,237,500	6/24/2025	1,237,500	1,411,111
Bain Capital Global Direct Lending Fund (U) II RN, L.P – Class D 11.87% (SOFR + 8.00%) 6/20/2036(e)(f)	$1,375,000	6/24/2025	1,375,000	1,567,901
Total Private Credit			15,099,682	16,371,899

			Cost	Fair Value
Private Investment Funds(a) – 81.1%
United States – 54.1%
Private Credit – 14.1%
Banner Ridge DSCO Fund I, LP*(b)(c)(d)	—	1/8/2021	1,504,493	3,125,438
Crestline Portfolio Financing Fund (US), L.L.C.*(b)(c)	—	4/30/2018	126,804	225,018
Crestline Portfolio Financing Fund II (US), L.P*(b)(c)	—	8/27/2021	924,748	1,219,436
Nuveen Churchill Private Capital Income Fund(c)	81,268	9/28/2023	2,000,000	1,994,311
Pathlight Capital Fund I LP(b)(c)	—	3/1/2019	—	55,799
StepStone Private Equity Strategies Fund(c)	300,000	9/10/2025	3,000,000	3,270,000
TerraCotta Credit Fund L.P.(b)(c)	—	1/31/2019	2,000,290	2,120,056
Thorofare Asset Based Lending Fund V, L.P.*(b)(c)	—	3/24/2020	3,001,412	3,019,134
WhiteHawk III Onshore Fund, L.P.*(b)(c)	—	12/15/2021	242,977	308,053
Total Private Credit			12,800,724	15,337,245

Private Equity – 25.9%
Awz Pentera II LLC*(b)(c)	—	7/15/2022	1,023,663	1,878,704
CapitalSpring Investment Partners VI Parallel II, LP*(b)(c)	—	4/1/2022	2,044,300	2,603,295
Coller Secondaries Private Equity Opportunities Fund*(c)	1,184,929	3/22/2024	4,908,085	6,588,442
KA Credit Advisors Holdco Blocker, LLC*(b)(c)	—	4/22/2021	1	56,308
LBR Co-Invest Equityco, LLC*(b)(c)	—	9/10/2018	191,021	267,166
Levine Leichtman Capital Partners VI, L.P. (Series A)(b)(c)	—	2/20/2018	6,381,170	9,197,671

Felicitas Private Markets Fund
Consolidated Schedule of Investments
December 31, 2025 (Unaudited) — (Continued)

Investments at Fair Value	Principal Balance $/ Shares	Initial Acquisition Date	Cost	Fair Value
Private Investment Funds(a) (continued)
United States
Levine Leichtman Capital Partners VI, L.P. (Series B)(b)(c)	—	2/20/2018	$701,634	$1,022,891
NPC KeepTruckin, LLC*(b)(c)	—	4/29/2021	262,500	266,203
NPC Opportunity Fund, L.P.*(b)(c)	—	10/28/2020	915,900	885,005
Peregrine Select Fund II, L.P.*(b)(c)	—	6/21/2021	1,501,741	1,976,707
StepStone Private Venture and Growth Fund*(b)(c)	61,031	9/28/2023	2,000,000	3,435,459
TSC Co-Invest L.P.*(b)(c)	—	9/3/2020	65	9,412
Total Private Equity			19,930,080	28,187,263

Real Estate – 4.5%
EGH Investors LLC (Series A)*(b)(d)(e)	—	12/19/2019	1,372,925	2,112,078
EGH Investors LLC (Series B)*(b)(e)	—	12/19/2019	230,491	295,756
LL-MS City Place Blocker, LLC*(b)(c)	—	3/11/2021	661,787	911,614
LL-MS City Place 2 Blocker, LLC*(b)(c)	—	3/11/2021	674,894	923,693
LL-MS Covington Blocker, LLC*(b)(c)	—	11/3/2020	—	—
LL-MS Fabian Way Blocker, LLC*(b)(c)	—	11/6/2020	682,021	176,672
LL-MS Troy Court Blocker, LLC*(b)(c)	—	11/23/2020	343,889	496,031
Total Real Estate			3,966,007	4,915,844

Secondary Funds – 9.6%
Banner Ridge Secondary Fund III Co, LP*(b)(c)(d)	—	1/13/2020	980,735	1,193,975
Banner Ridge Secondary Fund III (T), LP*(b)(c)(d)	—	9/27/2019	696,361	1,339,773
Banner Ridge Secondary Fund IV (T), LP*(b)(c)(d)	—	6/16/2021	386,537	4,346,659
Inspiration Ventures Secondary Fund I, L.P.*(b)(c)	—	6/21/2019	—	265,780
OCP Chimera LP*(b)(c)	—	6/26/2019	—	288,985
Second Alpha Partners IV, L.P.*(b)(c)	—	7/1/2018	662,824	1,221,754
Second Alpha Partners V, L.P.*(b)(c)	—	9/28/2021	834,145	957,273
VCFA Venture Partners VI, L.P.*(b)(c)	—	7/9/2019	357,181	875,019
Total Secondary Funds			3,917,783	10,489,218
Total United States			40,614,594	58,929,570

Cayman Islands – 9.9%
Private Credit – 4.0%
Banner Ridge DSCO Fund I (Offshore), LP*(b)(c)	—	1/8/2021	380,938	748,518
Banner Ridge DSCO Fund II (Offshore), LP*(b)(c)	—	7/29/2022	2,091,096	3,247,065

Felicitas Private Markets Fund
Consolidated Schedule of Investments
December 31, 2025 (Unaudited) — (Continued)

Investments at Fair Value	Principal Balance $/ Shares	Initial Acquisition Date	Cost	Fair Value
Private Investment Funds(a) (continued)
Cayman Islands
Crestline Portfolio Financing Fund Offshore B, L.P.*(b)(c)	—	4/30/2018	$15,482	$22,445
Crestline Portfolio Financing Fund II (TE/FNT), L.P.*(b)(c)	—	8/27/2021	226,821	300,742
Total Private Credit			2,714,337	4,318,770

Private Equity – 1.1%
Jupiter SPV LP*(b)(c)	—	1/21/2022	850,988	1,189,957
Total Private Equity			850,988	1,189,957

Secondary Funds – 4.8%
Banner Ridge Secondary Fund III (Offshore), LP*(b)(c)	—	9/27/2019	109,691	233,108
Banner Ridge Secondary Fund IV (Offshore), LP*(b)(c)	—	6/30/2021	102,580	1,050,626
Banner Ridge Secondary Fund V (Offshore), LP*(b)(c)	—	9/28/2023	2,378,232	3,976,991
Total Secondary Funds			2,590,503	5,260,725
Total Cayman Islands			6,155,828	10,769,452

Luxembourg – 12.9%
Private Credit – 1.0%
17Capital Strategic Lending Fund 6 Partners Fund Feeder II SCSP*(b)(c)	—	9/2/2025	1,038,507	1,063,165

Private Equity – 11.9%
ACE Buyout IV (Lux) SCSp SICAV-RAIF*(b)(c)	—	12/16/2021	5,355,759	7,668,290
NE Fund II SCSp*(b)(c)	—	1/28/2022	1,585,025	1,581,397
NE Pulse SCSp*(b)(c)	—	10/19/2022	997,457	1,227,008
The Evolution Technology Fund II SCSp(b)(c)	—	9/29/2021	1,555,494	2,538,034
Total Private Equity			9,493,735	13,014,729
Total Luxembourg			10,532,242	14,077,894

United Kingdom – 4.2%
Private Equity – 4.2%
Albion Growth Opportunities LP*(e)	2,276	7/6/2021	1,187,276	1,799,099
European Liquidity Solutions III Limited Partnership*(b)(c)	—	10/6/2021	2,697,637	2,719,740
Total Private Equity			3,884,913	4,518,839
Total Private Investment Funds			61,187,577	88,295,755

Felicitas Private Markets Fund
Consolidated Schedule of Investments
December 31, 2025 (Unaudited) — (Continued)

Investments at Fair Value	Principal Balance $/ Shares	Initial Acquisition Date	Cost	Fair Value
Private Operating Companies(a)(e) – 0.1%
Israel – 0.0%
Private Equity – 0.0%
I.G.M.R Research Ltd. – Preferred B Shares*	—	9/30/2022	$20	$—
I.G.M.R Research Ltd. – Preferred B-1 Shares*	—	9/30/2022	1,074	—
I.G.M.R Research Ltd. – Preferred Ordinary A-1 Shares*	—	9/30/2022	5	—
I.G.M.R Research Ltd. – Preferred Ordinary A-3 Shares*	—	9/30/2022	194	—
I.G.M.R Research Ltd. – Preferred Ordinary A-4 Shares*	—	9/30/2022	11	—
Total Private Equity			1,304	—

United States – 0.1%
Real Estate – 0.1%
LL-MS Carry Co, LLC*(b)	—	7/25/2023	—	2,556
LL-MS Management Blocker, LLC*(b)	—	11/20/2020	87,318	124,361
Total Real Estate			87,318	126,917
Total Private Operating Companies			88,622	126,917

			Amortized Cost	Fair Value
Loans(a)(e) – 13.6%
United States – 13.6%
Loans – 13.6%
CXI Valley I LLC – Promissory Note, 0%, 11/15/2025*(k)	$301,643	5/15/2023	353,734	—
HEI Warehouse Facility – NADA, 11.50% (Term SOFR 1M + 6.5%) 12/12/2026	$3,000,000	12/30/2024	2,780,400	2,774,676
Kensington Private Equity Fund 13.50% (Term SOFR 3M + 7%) 3/29/2026	$7,000,000	12/16/2024	6,972,665	7,000,000
TerraCotta Credit REIT, LLC. Loan 12.5%, 7/15/2026(f)	$3,125,000	9/8/2025	3,065,453	3,166,874
Venerable Loan 12% PIK, 6/30/2026(h)	$1,730,833	10/12/2021	2,714,581	1,903,181
Total Loans			15,886,833	14,844,731

Short-Term Investments – 1.3%
United States – 1.3%
Fidelity Investments Money Market Treasury Portfolio – Class I 3.66%(d)(g)	$1,445,530		1,445,530	1,445,530
Total Short-Term Investments			1,445,530	1,445,530

Total Investments at Fair Value(j) – 111.1%			$93,708,244	$121,084,832

Other Liablities in Excess of Assets – (11.1%)				(12,074,996)
Total Net Assets – 100%				$109,009,836

____________

SOFR — Secured Overnight Financing Rate

CME Term SOFR — Chicago Mercantile Exchange forward-looking measure of SOFR

Felicitas Private Markets Fund
Consolidated Schedule of Investments
December 31, 2025 (Unaudited) — (Continued)

3M — Three months

PIK — Paid-in-Kind Interest

*         Investment is non-income producing.

(a)       Investment restricted for resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date. Total fair value of restricted investments as of December 31, 2025, was $119,639,302 or 109.8% of net assets.

(b)       Private investment fund does not issue shares or units.

(c)       Investment valued using net asset value per share (or its equivalent) as a practical expedient.

(d)       All or a portion of this security is held through Felicitas Private Markets Fund Blocker, LLC.

(e)       Value was determined using significant unobservable inputs.

(f)        A portion of this holding is subject to unfunded commitments. The stated interest reflects the reference rate and spread for the funded portion.

(g)       The rate is the annualized seven-day yield at period end.

(h)       Principal includes PIK Interest and is net of repayments, if any.

(i)        Subordinated note position. Rate shown is effective yields as of period end.

(j)        All investments and other assets are segregated as collateral for the line of credit.

(k)       Security is in default

See accompanying notes to consolidated financial statements.

Felicitas Private Markets Fund
Consolidated Summary of Investments
December 31, 2025 (Unaudited)

Summary of Investments (as a percentage of total net assets)
Debt Instruments
United States
Private Credit	15.0%
Total Debt Instruments	15.0%
Private Investment Funds
United States
Private Credit	14.1%
Private Equity	25.9%
Secondary Funds	9.6%
Real Estate	4.5%
Total United States	54.1%
Cayman Islands
Private Credit	4.0%
Private Equity	1.1%
Secondary Funds	4.8%
Total Cayman Islands	9.9%
Luxembourg
Private Credit	1.0%
Private Equity	11.9%
Total Luxembourg	12.9%
United Kingdom
Private Equity	4.2%
Total Private Investment Funds	81.1%
Private Operating Companies
Israel
Private Equity	0.0%
United States
Real Estate	0.1%
Total Private Operating Companies	0.1%
Loans
United States
Loans	13.6%
Total Loans	13.6%
Short-Term Investments
United States	1.3%
Total Short-Term Investments	1.3%
Total Investments at Fair Value	111.1%
Other Liabilities in Excess of Assets	(11.1)%
Total Net Assets	100.0%

See accompanying notes to consolidated financial statements.

Felicitas Private Markets Fund

Consolidated Statement of Assets and Liabilities

December 31, 2025 (Unaudited)

Assets
Investments, at fair value (cost $93,708,244)	$121,084,832
Cash and cash equivalents	4,500
Dividends receivable	610,112
Interest receivable	358,395
Total Assets	122,057,839

Liabilities
Investment management fee payable (Note 2 and Note 7)	457,278
Line of credit payable (Note 10)	8,479,000
Deferred tax liability	2,033,812
Payable for shares repurchased	858,759
Distributions to investors payable	664,333
Current tax liability	182,608
Legal fees payable	135,338
Audit and tax fees payable	126,250
Accounting and administration fees payable	64,157
Custody fees payable	9,003
Transfer agent fees payable	7,101
Trustees’ fees and expenses payable	616
Accounts payable and other accrued expenses	29,748
Total Liabilities	13,048,003

Commitments and contingencies (see Note 3 and Note 9)

Net Assets	$109,009,836

Composition of Net Assets:
Paid-in capital	$80,634,735
Total distributable earnings	28,375,101
Net Assets	$109,009,836

Net Asset Value, and redemption price per Class Y share outstanding
Class Y Shares (5,276,165 Class Y shares outstanding)	$20.66

See accompanying notes to the consolidated financial statements.

Felicitas Private Markets Fund

Consolidated Statement of Operations

For the Six Months Ended December 31, 2025 (Unaudited)

Investment Income
Distributions from private investment funds (net of witholding tax of $1,287)	$2,508,711
Dividend Income	19,499
Interest Income	531,274
Payment-in-kind Income	335,173
Total Income	3,394,657

Expenses
Investment management fees (Note 7)	843,279
Line of credit fees and expenses(1) (Note 10)	204,760
Legal fees	195,442
Audit and tax fees	63,583
Accounting and administration fees	60,025
Trustees’ fees and expenses	31,500
Treasury services fees (Note 7)	27,500
Transfer agency fees	21,690
Custodian fees	17,968
Chief compliance officer fees	13,645
Other operating expenses	6,604
Total Expenses	1,485,996
Less: Fees Waived by Adviser (Note 7)	(21,060)
Net Expenses	1,464,936
Net Investment Income	1,929,721

Net Realized Gain(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments
Capital gain distributions from investment funds	291,938
Net realized gain on investments	36,514
Net change in unrealized appreciation/(depreciation) on investments	53,474
Net change on deferred tax expense	(69,990)
Net Realized Gain and Change in Unrealized Appreciation/(Depreciation) on Investments	311,936
Net Increase in Net Assets Resulting from Operations	$2,241,657

____________

(1)      Includes upfront fees, unused fees, and interest expense.

See accompanying notes to the consolidated financial statements.

Felicitas Private Markets Fund

Consolidated Statements of Changes in Net Assets

	For Six Months Ended December 31, 2025 (Unaudited)	For Year Ended June 30, 2025
Changes in Net Assets Resulting from Operations
Net investment income	$1,929,721	$2,161,195
Net realized gain on investments, net of current tax	328,452	4,303,805
Net change in unrealized appreciation/(depreciation) on investments, net of deferred tax	(16,516)	(1,272,193)
Net Change in Net Assets Resulting from Operations	2,241,657	5,192,807

Distributions to investors
Class Y	(627,610)	(878,795)
From return of capital
Class Y	(3,558,214)	—
Net Change in Net Assets from Distributions to Investors	(4,185,824)	(878,795)

Change in Net Assets Resulting from Capital Share Transactions

Class Y
Proceeds from issuance of shares	126,956	7,473,773
Reinvested distributions	3,521,490	768,784
Shares tendered	(5,287,735)	(5,291,894)
Total Class Y Transactions	(1,639,289)	2,950,663

Net Change in Net Assets Resulting from Capital Share Transactions	(1,639,289)	2,950,663

Total Net Increase/Decrease in Net Assets	(3,583,456)	7,264,675

Net Assets
Beginning of period	112,593,292	105,328,617
End of period	$109,009,836	$112,593,292

Shareholder Activity
Class Y Shares
Subscriptions	6,056	368,170
Reinvested distributions	171,659	37,954
Shares tendered	(249,226)	(255,251)
Net Change in Class Y Shares Outstanding	(71,511)	150,873

See accompanying notes to the consolidated financial statements.

Felicitas Private Markets Fund

Consolidated Statement of Cash Flows

For the Six Months Ended December 31, 2025 (Unaudited)

Cash Flows From Operating Activities
Net increase in net assets from operations	$2,241,657
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(10,195,633)
PIK interest income added to principal amount of investments	(335,173)
Return of capital distributions from private investment funds	4,609,980
Sales of investments	2,870,967
Change in short-term investments, net	1,323,932
Net realized gain on investments	(36,514)
Net change in unrealized appreciation/depreciation on investments	(53,474)
Net change in deferred tax expense	69,990
(Increase)/Decrease in Assets:
Dividends receivable	(525,949)
Interest receivable	(350,316)
Increase/(Decrease) in Liabilities:
Investment management fee payable	40,412
Audit and tax fees payable	(102,790)
Legal fees payable	57,310
Line of credit interest payable	(77,018)
Accounting and administration fees payable	33,186
Custody fees payable	1,911
Trustees’ fees and expenses payable	(5,835)
Transfer agent fees payable	3,034
Accounts payable and other accrued expenses	(20,267)
Net Cash Used in Operating Activities	(450,590)

Cash Flows from Financing Activities
Proceeds from subscriptions of shares, net of change in subscriptions received in advance	—
Proceeds from line of credit	12,985,000
Payments made on line of credit	(7,106,000)
Distributions to investors, net of reinvestments of distributions	—
Payments for shares tendered, net of increase in payable for tenders	(5,430,104)
Net Cash Provided by Financing Activities	448,896

Net change in cash and cash equivalents	(1,694)
Net change in cash held in escrow	(126,956)
Cash and cash equivalents and cash held in escrow – Beginning of Year	133,150
Cash and cash equivalents and cash held in escrow – End of Year	$4,500

Supplemental disclosure of non-cash activities
PIK Interest	335,173
Net change in deferred tax	69,990
Reinvested dividends	3,521,490
Cash paid for interest on line of credit	204,760

See accompanying notes to the consolidated financial statements.

Felicitas Private Markets Fund

Consolidated Financial Highlights — Class Y Shares

Per share operating performance.

For a capital share outstanding throughout the periods.

	For the Six Months Ended December 31, 2025 (Unaudited)		For the Year Ended June 30, 2025		For the Period July 1, 2023* through June 30, 2024
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$21.05		$20.27		$20.00
Activity from investment operations:
Net investment income(1)	0.37		0.40		0.17
Net realized and unrealized gain/(loss) on investments	0.05		0.54		0.19
Total from investment operations	0.42		0.94		0.36

Distributions to investors
From net investment income	(0.12)		(0.16)		(0.06)
From return of capital	(0.69)		—		(0.03)
Total distributions to investors	(0.81)		(0.16)		(0.09)

Net Asset Value per share, end of period	$20.66		$21.05		$20.27

Net Assets, end of period	$109,009,836		$112,593,291		$105,328,617

Ratios to average shareholders’ equity:
Net investment income(2)	3.45	%(4)	1.91%		0.81%

Gross expenses(3)	2.66	%(4)(6)	2.75	%(5)	2.68%
Expense Recoupment/(Reimbursement)	(0.04)%		(0.45)%		(0.43)%
Net expenses(3)	2.62	%(4)(6)	2.30	%(5)	2.25%

Total Return(7)	2.02	%(8)(9)	4.66	%(9)	1.82%

Portfolio turnover rate	2	%(8)	3%		4%

Senior Securities
Total borrowings (000s)	$8,479		$2,600		N/A
Asset coverage per $1,000 unit of senior indebtedness(10)	$13,856		$44,305		N/A

____________

*        The Fund commenced operations following the close of business on June 30, 2023 following reorganization of Felicitas Equity Fund, LP which was effective as of close of business on June 30, 2023. Prior to that, the Fund had been inactive except for matters relating to the Fund’s establishment, designation and planned registration of the Fund’s shares of beneficial interest under the Securities Act and the sale of 5,000 shares (“Initial Shares”) to the Investment Advisor for $100,000 on June 20, 2023 at an initial Net Asset Value (“NAV”) of $20 per share. See Note 1 in the accompanying notes to consolidated financial statements.

(1)      Per share data is computed using the average shares method.

(2)      Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests.

(3)      These ratios exclude the impact of expenses of the underlying investment companies holdings as represented in the Consolidated Schedule of Investments.

(4)      Annualized

(5)      If the leverage interest had been excluded, the expense ratios would have decreased by 0.05% for the year ended June 30, 2025.

(6)      If the line of credit fees and expenses had been excluded, the expense ratios would have decreased by 0.37% for the six months ended December 31, 2025.

Felicitas Private Markets Fund

Consolidated Financial Highlights — Class Y Shares — (Continued)

(7)      Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the period and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges.

(8)      Not annualized.

(9)      Includes adjustments in accordance with US GAAP and accordingly, the returns and per unit net asset value for financial reporting may differ from the returns and per unit net asset value used for shareholder transactions.

(10)    Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.

See accompanying notes to the consolidated financial statements.

Felicitas Private Markets Fund
Notes to Consolidated Financial Statements
December 31, 2025 — (Unaudited)

1.      Organization

Felicitas Private Markets Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. Effective November 30, 2023, the Fund registered its shares of beneficial interest (“Shares”) under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is an appropriate investment only for those investors who can tolerate a high degree of risk and do not require a liquid investment.

Simultaneous with the commencement of the Fund’s operations (“Commencement of Operations”), Felicitas Equity Fund, LP (the “Predecessor Fund”), reorganized with and transferred substantially all its assets into the Fund (the “Reorganization”). The Fund maintains an investment objective, strategies and investment policies, guidelines and restrictions that are, in all material respects, equivalent to those of the Predecessor Fund. Felicitas Global Partners, LLC serves as the investment sub-adviser to the Fund and was the investment adviser to the Predecessor Fund. The Fund and the Predecessor Fund share the same portfolio managers. The tax-free Reorganization was accomplished at the close of business on June 30, 2023. The Reorganization was accomplished by the following tax-free exchange in which each limited partner of the Predecessor Fund received the same aggregate share net asset value (“NAV”) in the corresponding classes as noted above:

	Shares Issued	Net Assets
Class Y Shares NAV $20.00	5,440,203	$108,804,052

The net unrealized appreciation of investments transferred was $23,674,562 as of the date of the transfer, and the cost basis of the investments received of $70,701,844 and fair value of $94,376,406 were carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to the Fund’s shareholders (collectively, “Shareholders”) for tax purposes.

Prior to the Reorganization, the Fund had been inactive except for matters relating to the Fund’s establishment, designation and planned registration of Shares under the Securities Act and the sale of 5,000 Shares to the Investment Adviser (as defined below) for $100,000 on June 20, 2023, at an initial NAV of $20.00 per Share.

Skypoint Capital Advisors, LLC serves as the investment adviser (the “Investment Adviser”) of the Fund. The Investment Adviser provides day-to-day investment management services to the Fund, including selection and oversight of the Sub-Adviser and the Fund’s other service providers. Felicitas Global Partners, LLC serves as the investment sub-adviser (hereinafter, the “Sub-Adviser” and, together with the Investment Adviser, the “Advisers”) of the Fund. The Sub-Adviser provides day-to-day investment management services to the Fund, including investment selection, initial and on-going due diligence of Underlying Managers (as defined below) and asset allocation. The Advisers are registered as investment advisers with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Board of Trustees of the Fund (the “Board” and the members thereof, “Trustees”) has overall responsibility for the management and supervision of the business operations of the Fund.

The Fund’s investment objective is to deliver a combination of yield and capital appreciation. The Fund intends to seek its investment objective through a portfolio of private equity, private credit and real estate investments (“private assets”). Under normal circumstances, the Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in “private assets” (“80% Policy”). For purposes of this 80% Policy, private assets include: (i) investments in general or limited partnerships, funds, corporations, trusts, closed-end funds (including, without limitation, funds-of-funds) (together, “Investment Funds”) that are managed by independent investment managers (i.e., investment advisers unaffiliated with the Advisers) (each, an “Underlying Manager” and collectively, the “Underlying Managers”); (ii) secondary investments in Investment Funds managed by Underlying Managers; (iii) co-investment vehicles that invest alongside Investment Funds; and (iv) other direct investments in the equity or debt of a company, which are not generally available to unaccredited investors (each, a “Direct Investment” and together with the Investment Funds, the “Investments”). Investment Funds will be limited to (i) private funds (e.g., exempt under Section 3(c)(1) or 3(c)(7) from registration under the 1940 Act), or (ii) registered investment companies and non-traded business development companies that invest at least 80% of their assets in “private assets”

Felicitas Private Markets Fund
Notes to Consolidated Financial Statements
December 31, 2025 — (Unaudited) (Continued)

1.      Organization (cont.)

that are only available to accredited investors. The Fund does not intend to invest directly in real estate but may invest in real estate indirectly through Investment Funds. The Fund’s investments will also include direct investments in equity or debt alongside private equity funds and firms, and the Fund may provide debt or preferred equity financing to other companies, institutions, funds, or fund managers. The Fund will invest primarily in Investment Funds and, to a lesser extent, in co-investments and direct investment. The Fund may change the 80% Policy without shareholder approval upon at least 60 days’ prior written notice to Shareholders.

Basis for Consolidation

As of December 31, 2025, the Fund has one wholly-owned subsidiary, Felicitas Private Markets Fund Blocker, LLC (the “Subsidiary”), formed as a Delaware limited liability company on March 10, 2023. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2025, total net assets of the Fund were $109,009,836, of which $10,098,503, or approximately 9.26%, was held in the Subsidiary.

2.      Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The preparation of the financial statements in accordance with the generally accepted accounting principles in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Fair Value — Definition and Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

All investments in securities are recorded at fair value. The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value, defined in FASB ASC 820, Fair Value Measurements. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 —

Inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly. These inputs may include: (a) quoted prices for similar assets in active markets; (b) quoted prices for identical or similar assets in markets that are not active; (c) inputs other than quoted prices that are observable for the asset; or (d) inputs derived principally from or corroborated by observable market data by correlation or other means.

Level 3 —	Inputs that are unobservable and significant to the entire fair value measurement.

Felicitas Private Markets Fund
Notes to Consolidated Financial Statements
December 31, 2025 — (Unaudited) (Continued)

2.      Significant Accounting Policies (cont.)

Investments in private investment funds measured using NAV as practical expedient are not categorized within the fair value hierarchy.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy in which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value — Valuation Techniques and Inputs

The Fund calculates its NAV as of the close of business on the last day of each quarter and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Adviser as the valuation designee (in such capacity, the “Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Fund values its investments in private Investment Funds (generally private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the 1940 Act). In accordance with the Fund’s valuation procedures (the “Valuation Procedures”), fair value as of each quarter-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each private Investment Fund in accordance with the private Investment Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private Investment Fund will represent the amount that the Fund could reasonably expect to receive from the private Investment Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Fund will determine the fair value of such private Investment Fund based on the most recent final or estimated value reported by the private Investment Fund, as well as any other relevant information available at the time the Fund values its portfolio.

Felicitas Private Markets Fund
Notes to Consolidated Financial Statements
December 31, 2025 — (Unaudited) (Continued)

2.      Significant Accounting Policies (cont.)

The Valuation Procedures require the Valuation Designee to take reasonable steps in light of all relevant circumstances to value the Fund’s portfolio. The Valuation Designee will consider such information and may conclude in certain circumstances that the information provided by an Underlying Manager does not represent the fair value of the Fund’s interests in the Investment Fund. The Investment Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the Underlying Manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with U.S. GAAP and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular Investment Fund. In other cases, as when an Investment Fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in Investment Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the Investment Fund. Any such decision will be made in good faith, and subject to the review and supervision of the Board.

The Valuation Procedures provide that, where deemed appropriate by the Valuation Designee and consistent with the 1940 Act, investments in Investment Funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration. For example, cost may not be appropriate when the Fund is aware of sales of similar securities to third parties at materially different prices or in other circumstances where cost may not approximate fair value (which could include situations where there are no sales to third parties). In such a situation, the Fund’s investment will be revalued in a manner that the Valuation Designee, in accordance with the Valuation Procedures, determines in good faith best reflects approximate market value.

Debt securities and loans will be valued in accordance with the Valuation Procedures, which generally provide for using a third-party pricing system, agent, or dealer selected by the Valuation Designee, which may include the use of valuations furnished by a pricing service that employs a matrix to determine valuations for normal institutional size trading units. The Valuation Designee will monitor periodically the reasonableness of valuations provided by any such pricing service. Debt securities and loans with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuations are determined by the Valuation Designee to represent fair value.

Securities for which the primary market is a national securities exchange are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the mean between the most recent bid and asked prices. Securities traded on the over-the-counter market are valued at their closing bid prices.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. Interest is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount using the effective interest method over the respective term of the loan. Dividend income is recognized on the ex-dividend date. Proceeds from investments in Investment Funds that represent return of capital are accounted for as a reduction to cost, and any proceeds received above the cost basis results in a realized gain. Realized gains and losses on investment transactions are determined using cost calculated on a specific identification basis. Unrealized gains and losses are reflected in operations when

Felicitas Private Markets Fund
Notes to Consolidated Financial Statements
December 31, 2025 — (Unaudited) (Continued)

2.      Significant Accounting Policies (cont.)

changes between the cost and fair value of investments occur. Income distributions received are recognized as income distributions from investments in private Investment Funds in the Consolidated Statement of Operations. Some or all of the interest payments of a loan or preferred equity may be structured in the form of payment-in-kind (“PIK”), which accrues on a current basis but is generally not paid in cash until maturity or some other determined payment date. PIK interest is included in the Fund’s NAV and also in determining net investment income. Interest payments structured in the form of PIK are subject to the risk that a borrower could default when actual cash interest or principal payments are due.

Distributions and Dividend Reinvestment Plan

Distributions will be paid at least annually on the Shares in amounts representing substantially all of the net investment income and net capital gains, if any, earned each year.

The Fund has a dividend reinvestment plan (the “DRIP”). Unless a Shareholder elects to receive cash by contacting the Fund’s Administrator (as defined below), all dividends and/or capital gains distributions declared on Shares will be automatically reinvested in additional Shares at the Fund’s then current NAV. Shareholders that elect not to participate in the DRIP will receive dividends and capital gains distributions in cash. Participation in the DRIP is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Administrator prior to the dividend record date; otherwise, such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

Cash and Cash Equivalents

Cash and cash equivalents may include money market investments and short-term interest-bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Fund also holds cash in escrow for subscriptions purchased in advance and tender offer holdback payments. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

Segments

In this reporting period, the Fund adopted Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s consolidated financial statements. The total return and performance of each the Fund is reflected within the accompanying Consolidated Financial Highlights. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

Felicitas Private Markets Fund
Notes to Consolidated Financial Statements
December 31, 2025 — (Unaudited) (Continued)

2.      Significant Accounting Policies (cont.)

Federal Income Taxes

The Fund has elected to be treated and intends to qualify each year as a “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As a RIC, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to Shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is “more-likely-than not” to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund which did not meet the “more-likely-than not” standard as of December 31, 2025.

The Fund intends to distribute all or substantially all of its taxable income to Shareholders and to comply with the other requirements of Subchapter M of the Code, applicable to RICs. Accordingly, no provision for U.S. federal income taxes is required. If the Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Fund were ineligible to or otherwise unable to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions out of earnings and profits would be taxable to Shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a RIC under Subchapter M. The Fund intends to comply with the requirements under Subchapter M and to distribute substantially all of its taxable income and gains to Shareholders and to meet certain diversification and income requirements with respect to its underlying investments. The Fund has adopted June 30 as its tax year end. The income from the underlying investments for federal income tax purposes is based on amounts reported to the Fund on Schedule K-1 from the underlying investments.

In accounting for income taxes, the Fund follows the guidance in FASB ASC Codification 740, Accounting for Uncertainty in Income Taxes (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the “more-likely-than-not” threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. The Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the six months ended December 31, 2025, the Fund did not incur any interest or penalties. Management has reviewed each Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Subsidiary is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and state income tax. Under current law, the Subsidiary is not eligible to elect treatment as a RIC. However, the amount of taxes paid by the Subsidiary will vary depending on the amount of capital appreciation of its investments and such taxes will reduce a Shareholder’s return from an investment in the Fund. Since the Subsidiary is subject to taxation on the capital appreciation of its investments, the NAV of the Shares will also be reduced by the accrual of any deferred tax liabilities. As a result, the Fund’s after-tax performance would be impacted.

The Subsidiary accrues deferred income taxes for any future tax liability associated with capital appreciation of its investments. Upon the sale of an investment, the Subsidiary may be liable for previously deferred taxes. The Subsidiary will rely to some extent on information, which is not necessarily timely, to estimate the deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, the Investment Adviser will modify the estimates or assumptions related to the Subsidiary’s deferred tax liability as new information becomes available. The Subsidiary generally computes deferred income taxes based on the federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

Felicitas Private Markets Fund
Notes to Consolidated Financial Statements
December 31, 2025 — (Unaudited) (Continued)

2.      Significant Accounting Policies (cont.)

The Subsidiary is currently using a Federal tax rate net of state benefit of 19.43% and an estimated state tax rate of 7.50%.

Indemnifications

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.      Fair Value Measurements

The Fund’s assets recorded at fair value have been categorized based upon a fair value hierarchy as described in the Fund’s significant accounting policies in Note 2. The following table presents information about the Fund’s assets measured at fair value as of December 31, 2025:

Assets (at fair value)	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value(1)	Total
Debt Instruments	$—	$—	$11,062,370	$5,309,529	$16,371,899
Private Investment Funds	—	—	4,206,933	84,088,822	88,295,755
Private Operating Companies	—	—	126,917	—	126,917
Loans	—	—	14,844,731	—	14,844,731
Short-Term Investments	1,445,530	—	—	—	1,445,530
Total Investments	$1,445,530	$—	$30,240,951	$89,398,351	$121,084,832

____________

(1)      These investments are presented for reconciliation purposes and are not required to be categorized in the fair value hierarchy since they are measured at NAV, without adjustment, as permitted as a practical expedient.

The below table reflects the unobservable inputs used in the valuation of other Level 3 assets as of December 31, 2025:

	Fair Value at December 31, 2025	Valuation Technique	Unobservable Inputs	Range of Inputs	Impact on Valuation from an Increase in Input
Debt Instruments	$11,062,370	Income Approach	Discount Rate	10.2% – 15.2% (12.7%)(1)	Decrease
Private Investment Funds	2,407,834	Income Approach	Capitalization Rate	7.25%	Decrease
	1,799,099	Market Approach	Estimated Sales Price	80% of NAV(2)	N/A
Private Operating Companies	126,917	Income Approach	Discount Rate	8%	Decrease
Loans	14,844,731	Income Approach	Discount Rate	7 – 18% (12.5%)(1)	Decrease
	—	Other	Estimated Collection Probability	0%	Decrease
	$30,240,951

____________

(1)      Weighted average is determined by the mid-point of the rates.

(2)      Weighted average is determined by the underlying fair values of the investments within the private Investment Funds or shares of the various series within the private operating companies, as applicable.

Felicitas Private Markets Fund
Notes to Consolidated Financial Statements
December 31, 2025 — (Unaudited) (Continued)

3.      Fair Value Measurements (cont.)

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the six months ended December 31, 2025:

	Debt Instruments	Private Investment Funds	Private Operating Companies	Loans	Totals
Balance as of July 1, 2025	$8,556,194	$4,199,962	$2,847,348	$12,326,833	$27,930,337
Purchases	1,482,842	9,171	—	3,040,625	4,532,638
Sales/Paydowns	—	—	(2,652,096)	(225,324)	(2,877,420)
Realized gains(losses)	—	—	132,271	—	132,271
Distributions	—	—	—	—	—
Change in Unrealized appreciation (depreciation)	1,023,334	(2,200)	(137,861)	(297,403)	585,870
Transfers In	—	—	—	—	—
Transfers Out	—	—	(62,745)	—	(62,745)
Balance as December 31, 2025	$11,062,370	$4,206,933	$126,917	$14,844,731	$30,240,951
Change in unrealized gains or (losses) for the period included in earnings (or changes in net assets) for Level 3 assets held at the end of the reporting period	1,023,334	(2,200)	(137,861)	(297,403)	585,870

The following table represents investment categories, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of December 31, 2025.

Private Investment Fund	Investment Category	Unfunded Commitment	Fair Value	Fund Term
17Capital Strategic Lending Fund 6 Partners Fund Feeder II SCSP*	Private Credit	$4,073,738	$1,063,165	Termination date of July 2032, subject to 2 one-year extensions
ACE Buyout IV (Lux) SCSp SICAV-RAIF*	Private Equity	1,020,368	7,668,290	Termination date is 05/29/2030
Antares Loan Funding I Ltd. Subordinated Note*	Private Credit	—	5,309,529	10 years after final closing (3/27/2035)
Awz Pentera II LLC*	Private Equity	—	1,878,704	Partnership will continue until the earliest occurrence of: sale of all assets of the Company, consent of the Holders, entry of judicial decree of dissolution, or IPO of Pentera Shares
Banner Ridge DSCO Fund I (Offshore), LP*	Private Credit	1,443,495	748,518	Termination date is 03/20/2030, subject to two 1-year extensions
Banner Ridge DSCO Fund I, LP*	Private Credit	5,793,239	3,125,438	Termination date is 03/20/2030, subject to two 1-year extensions
Banner Ridge DSCO Fund II (Offshore), LP*	Private Credit	7,913,484	3,247,065	Termination date is 05/20/2030, subject to a 1-year extension
Banner Ridge Secondary Fund III (Offshore), LP*	Secondary Funds	674,656	233,108	Termination date is 09/19/2029, subject to two 1-year extensions
Banner Ridge Secondary Fund III (T), LP*	Secondary Funds	4,091,582	1,339,773	Termination date is 09/19/2029, subject to two 1-year extensions
Banner Ridge Secondary Fund III Co, LP*	Secondary Funds	861,205	1,193,975	Termination date is 11/29/2029, subject to two 1-year extensions
Banner Ridge Secondary Fund IV (T), LP*	Secondary Funds	7,613,509	4,346,659	Termination date is 06/15/2031, subject to two 1-year extensions

Felicitas Private Markets Fund
Notes to Consolidated Financial Statements
December 31, 2025 — (Unaudited) (Continued)

3.      Fair Value Measurements (cont.)

Private Investment Fund	Investment Category	Unfunded Commitment	Fair Value	Fund Term
Banner Ridge Secondary Fund IV (Offshore), LP*	Secondary Funds	1,897,432	1,050,626	Termination date is 06/15/2031, subject to two 1-year extensions
Banner Ridge Secondary Fund V (Offshore), LP*	Secondary Funds	2,675,688	3,976,991	Termination date is 07/07/2032, subject to two 1-year extensions
CapitalSpring Investment Partners VI Parallel II, LP*	Private Equity	644,534	2,603,295	Termination date is 3/31/2029, subject to two 1-year extensions at the discretion of the GP and one 1-year extension with the consent of the LPAC
Coller Secondaries Private Equity Opportunities Fund(1)	Private Equity	—	6,588,442	Perpetual life
Crestline Portfolio Financing Fund II (US), L.P.*	Private Credit	533,888	1,219,436	36-month investment period, and then 36-month harvest period
Crestline Portfolio Financing Fund II (TE/FNT), L.P.*	Private Credit	133,561	300,742	36-month investment period, and then 36-month harvest period
Crestline Portfolio Financing Fund (US), L.L.C.*	Private Credit	782,060	225,018	36-month investment period with one optional 1–year extension, and then 36-month harvest period with two optional one year extensions
Crestline Portfolio Financing Fund Offshore B, L.P.*	Private Credit	86,607	22,445	36-month investment period with one optional 1-year extension, and then 36-month harvest period with two optional one year extensions
European Liquidity Solutions III Limited Partnership	Private Equity	220,693	2,719,740	Fund ends 09/26/2029, subject to two 1-year extensions
Inspiration Ventures Secondary Fund I, L.P.*	Secondary Funds	73,927	265,780	September 24, 2025 (extended from 9/24/2024)
KA Credit Advisors Holdco Blocker, LLC*	Private Equity	—	56,308	No termination date
Jupiter SPV LP*	Private Equity	—	1,189,957	5 years after initial closing, fund ends on December 9, 2026
LBR Co-Invest Equityco, LLC(2)	Private Equity	—	267,166	No termination date
Levine Leichtman Capital Partners VI, L.P. (Series A)*	Private Equity	750,521	9,197,671	Termination date: 11/16/2028; with 1 year extension and two 1-year extensions with majority approval
Levine Leichtman Capital Partners VI, L.P. (Series B)*	Private Equity	83,391	1,022,891	Termination date: 11/16/2028; with 1 year extension and two 1-year extensions with majority approval
LL-MS City Place Blocker, LLC*	Real Estate	—	911,614	No termination date
LL-MS City Place Blocker 2, LLC*	Real Estate	—	923,693	No termination date
LL-MS Covington Blocker, LLC*	Real Estate	—	—	No termination date
LL-MS Fabian Way Blocker, LLC*	Real Estate	20,661	176,672	No termination date
LL-MS Troy Court Blocker, LLC*	Real Estate	—	496,031	No termination date
NE Pulse SCSp*	Private Equity	—	1,227,008	The earlier of (1) 90 days following the disposal of the last investment or (2) the 4th anniversary of the Final Closing Date (4/30/2023)
NE Fund II SCSp*	Private Equity	149,553	1,581,397	10 years following the Final Closing Date (2020). May be extended for a maximum of two years

Felicitas Private Markets Fund
Notes to Consolidated Financial Statements
December 31, 2025 — (Unaudited) (Continued)

3.      Fair Value Measurements (cont.)

Private Investment Fund	Investment Category	Unfunded Commitment	Fair Value	Fund Term
NPC KeepTruckin, LLC*	Private Equity	—	266,203

Continue until the fifth anniversary of the Initial Closing Date. Fund ends on April 30, 2026. The Managing Member may, in its sole discretion, extend the term of the Company for up to two additional 1-year periods

NPC Opportunity Fund, L.P.*	Private Equity	50,000	885,005	7 years after the Final Closing. Fund ends on March 31, 2028. GP has discretion to extend by unlimited 1-year periods
Nuveen Churchill Private Capital Income Fund(3)	Private Credit	—	1,994,311	Perpetual life.
OCP Chimera LP*	Secondary Funds	239,000	288,985
Pathlight Capital Fund I LP*	Private Credit	385,759	55,799	General Partners may extend the termination date for up to two consecutive one-year periods. The initial one-year extension is commencing on 1/1/2025.
Peregrine Select Fund II, L.P.*	Private Equity	—	1,976,707	Termination date is 06/18/2031, subject to two 1-year extensions at the GP’s discretion.
Second Alpha Partners IV, L.P.*	Secondary Funds	138,409	1,221,754	Termination date: 05/31/2024, subject to two 1-year extensions. Fund term was renewed to May 31, 2025
Second Alpha Partners V, L.P.*	Secondary Funds	164,875	957,273	The Partnership shall terminate 9th anniversary of the final closing date (2020), but subject to two 1-year extensions
StepStone Private Equity Strategies Fund(4)	Private Credit	—	3,270,000	Semi-Annual Tender Fund
StepStone Private Venture and Growth Fund(5)	Private Equity	—	3,435,459	Closed-end, evergreen, tender fund.
Terracotta Credit Fund L.P.(6)	Private Credit	—	2,120,056	Evergreen
The Evolution Technology Fund II SCSp*	Private Equity	27,658	2,538,034	January 13, 2030, subject to two 1-year extensions
Thorofare Asset Based Lending Fund V, L.P.(7)	Private Credit	—	3,019,134	Until the partnership is terminated and wound up in accordance with the limited partnership agreement
TSC Co-Invest L.P.*	Private Equity	—	9,412	Will exist in perpetuity unless terminated by the GP
VCFA Venture Partners VI, L.P.*	Secondary Funds	33,000	875,019	Termination date: 12/5/2028, subject to two 1-year extensions terminating no later than December 5, 2030
WhiteHawk III Onshore Fund, L.P.*	Private Credit	—	308,053	Term ends at end of Liquidation Period: June 30, 2026. But liquidation period can be extended for up to two 1-year periods
Total Unfunded Commitment		$42,576,493	$89,398,351

____________

*        No redemptions are permitted.

(1)      Redemption permitted after 3 year lock-up period on a quarterly basis (up to 5% of the total fund NAV).

(2)      Withdrawals permitted upon written consent of the Underlying Manager.

(3)      Quarterly repurchases at NAV as of each quarter-end, limited to 5.0% of aggregate outstanding (either by number of shares or aggregate NAV) as of the close of the previous calendar quarter. Repurchase is subject to the Board’s approval.

(4)      The Fund plans to conduct semi-annual repurchase offers at NAV, targeting between 5% and 25% of outstanding shares.

Felicitas Private Markets Fund
Notes to Consolidated Financial Statements
December 31, 2025 — (Unaudited) (Continued)

3.      Fair Value Measurements (cont.)

(5)      Quarterly redemptions of up to 2.5% of the Fund’s outstanding shares, subject to approval by the Board. Redemptions beginning in the fifth full quarter post-launch (Q1 2024).

(6)      Initial lockup period of 3 years, then rolling 2-year lockup period; after lockup period, capital is returned as set of loans that exist at time of withdrawal notice is re-paid.

(7)      Withdrawals permitted annually, subject to the lock-up period of 2 years.

4.      Significant Risk Factors

The Fund is subject to substantial risks — including market risks, strategy risks and Underlying Manager risks. Private Investment Funds generally will not be registered as investment companies under the 1940 Act and, therefore, the Fund will not be entitled to the various protections afforded by the 1940 Act with respect to its investments in private Investment Funds. While the Advisers will attempt to moderate any risks of securities activities of the Underlying Managers, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses. The Advisers will not have any control over the Underlying Managers, thus there can be no assurances that an Underlying Manager will manage its Investment Funds in a manner consistent with the Fund’s investment objective.

The Fund’s investing activities and those of the Investment Funds expose the Fund to various types of financial risks that are associated with the financial instruments and markets in which they invest. These financial risks include credit risk, liquidity risk and market risk (including foreign currency risk, interest rate risk and other price risks). The Fund’s overall risk management program focuses on minimizing potential adverse effects on the Fund’s performance resulting from these financial risks. The Fund attempts to manage these financial risks on an aggregate basis along with other risks associated with its investing activities.

Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events, may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of Market Disruptions and Geopolitical Risks on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Banking Risk

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

Credit Risk

In the normal course of business, the Fund maintains its cash balances in financial institutions, which at times may exceed federally insured limits. The Fund is subject to credit risk to the extent any financial institution with which it conducts business is unable to fulfill contractual obligations on its behalf. Management monitors the financial condition of such financial institutions and does not anticipate any losses from these counterparties.

Felicitas Private Markets Fund
Notes to Consolidated Financial Statements
December 31, 2025 — (Unaudited) (Continued)

4.      Significant Risk Factors (cont.)

Liquidity Risk

Investments held by the Fund are generally in illiquid securities and partnership interests acquired through privately negotiated transactions, and there is no assurance that the Fund will be able to realize such investments in a timely manner. The Fund’s ability to exit its investments may be adversely affected by market conditions.

Market Risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk includes foreign currency, interest rate risk and other price risks.

Foreign Currency and Exchange Risks

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. To the extent that the Fund directly or indirectly holds assets in foreign currencies, the Fund will be exposed to a degree of currency risk which may adversely affect performance. Changes in foreign currency exchange rates may materially affect the value of investments in the portfolio.

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The fair value of debt securities in which the Investment Funds invest is sensitive to changes in interest rates and market conditions within the United States and other countries. The fair values of equity securities may be indirectly affected by changes in interest rates as well.

Other Price Risks

Other price risks relate to the risks that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices (other than those arising from foreign currency or interest rate risk), whether those changes are caused by factors specific to the individual financial instrument or its issuer, or factors affecting all similar financial instruments traded in the market. These risks may include equity and commodity risk.

Concentration Risk

The investment portfolio of the Fund may be subject to rapid change in value than would be the case if the Fund were to maintain a wide diversification amount securities or industry sectors.

5.      Capital Stock

The Fund has designated two separate classes of Shares of the Fund, Class Y Shares and Class I Shares. Class Y Shares and Class I Shares are currently offered. As of December 31, 2025, there were no Class I Shares outstanding. The Fund has received an SEC exemptive order that permits the Fund to offer more than one class of Shares. The Fund’s Shares will generally be offered as of the first business day of each calendar quarter or at such other times as may be determined by the Board. The Shares will be issued at NAV per Share. Effective November 30, 2023, the Fund registered $175,000,000 for sale under the Fund’s registration statement. No Shareholder will have the right to require the Fund to redeem its Shares.

The minimum initial investment for Class Y Shares of the Fund is $250,000 and the minimum additional investment in Class Y Shares of the Fund by any Shareholder is $25,000. The minimum initial investment for Class I Shares of the Fund is $25,000 and the minimum additional investment in Class I Shares of the Fund by any Shareholder is $5,000. However, the Fund, in its sole discretion, may accept investments below these minimums.

Felicitas Private Markets Fund
Notes to Consolidated Financial Statements
December 31, 2025 — (Unaudited) (Continued)

5.      Capital Stock (cont.)

The Fund is not a liquid investment. At the sole discretion of the Board and provided that it is in the best interests of the Fund and Shareholders to do so, the Fund intends to, but is not obligated to, provide a limited degree of liquidity to the Shareholders by conducting repurchase offers generally quarterly on or about March 31, June 30, September 30 and December 31 of each year. Any repurchases of Shares will be made at such times and on such terms as may be determined by the Board from time to time in its sole discretion. However, no assurance can be given that repurchases will occur or that any Shares properly tendered will be repurchased by the Fund. In determining whether the Fund should offer to repurchase Shares from Shareholders of the Fund pursuant to repurchase requests, the Board may consider, among other things, the recommendation of the Investment Adviser as well as a variety of other operational, business and economic factors. If the Board determines that the Fund will offer to repurchase Shares, written notice will be provided to Shareholders that describes the commencement date of the repurchase offer, specifies the date on which repurchase requests must be received by the Fund, and contains other terms and information Shareholders should consider in deciding whether and how to participate in such repurchase opportunity. The expiration date of the repurchase offer (the “Expiration Date”) will be a date set by the Board occurring no sooner than 20 business days after the commencement date of the repurchase offer, provided that such Expiration Date may be extended by the Board in its sole discretion. The Fund generally will not accept any repurchase request received by it or its designated agent after the Expiration Date. Each repurchase offer will be offered pursuant to the tender offer rules of the Securities Exchange Act of 1934. A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a Shareholder at any time prior to the day immediately preceding the one-year anniversary of the Shareholder’s purchase of the Shares. Shares tendered for repurchase will be treated as having been repurchased on a “first in-first out” basis. An early repurchase fee payable by a Shareholder may be waived by the Fund in circumstances where the Board determines that doing so is in the best interests of the Fund.

For the six months ended December 31, 2025, the Fund’s capital stock transactions are reported on the Consolidated Statements of Changes in Net Assets.

6.      Federal Income Taxes

At December 31, 2025, gross unrealized appreciation and (depreciation) on investments, based on cost for federal income tax purposes, were as follows:

Cost of investments	$92,503,684
Gross unrealized appreciation	30,656,813
Gross unrealized depreciation	(6,337,191)
Net unrealized appreciation/depreciation on investments	$24,319,622

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on partnership investments.

U.S. GAAP requires that certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These reclassifications are due primarily to non-deductible expenses and tax-exempt income from partnership investments.

The tax character of distributions paid during the tax years ended June 30, 2025 and June 30, 2024, were as follows:

	2025	2024
Distributions paid from:
Ordinary income	$878,795	$334,435
Return of Capital	—	170,194
Net long term capital gains	—	—
Total distributions paid	$878,795	$504,629

Felicitas Private Markets Fund
Notes to Consolidated Financial Statements
December 31, 2025 — (Unaudited) (Continued)

7.      Investment Advisory and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Adviser. Subject to the oversight of the Fund’s Board, the Investment Adviser is responsible for managing the Fund’s business affairs and providing day-to-day administrative services to the Fund either directly or through others selected by it for the Fund. Under the Investment Management Agreement, the Investment Adviser is entitled to a management fee, calculated and payable quarterly in arrears, at the annual rate of 1.50% of the Fund’s net assets at quarter-end. The Investment Adviser pays the Sub-Adviser a quarterly sub-advisory fee equal to 83.33% of the first $750,000 of Net Management Fee received by the Investment Adviser and then 66.67% of any Net Management Fee above $750,000. The “Net Management Fee” means the gross management fee paid by the Fund to the Investment Adviser for the period being measured, minus the amount of any fee waiver or expense reimbursement paid by or due from the Investment Adviser to the Fund or any service provider to the Fund (including without limitation shareholder service fees and platform fees and expenses paid by the Fund or the Investment Adviser) under an expense limitation agreement, expense cap arrangement, or other similar agreement.

Prior to July 2, 2025, the Investment Adviser had entered into an expense limitation and reimbursement agreement (the “Prior Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Adviser agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund, if required to ensure the Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization after commencement of Fund operations, any shareholder servicing fees paid under the Fund’s Shareholder Service Plan and extraordinary expenses, such as litigation expenses) did not exceed 2.25% of the net assets of the Fund on an annualized basis.

Effective July 2, 2025, the Prior Expense Limitation and Reimbursement Agreement was amended and restated in its entirety to further exclude financing fees and costs from covered expenses (the “Amended and Restated Expense Limitation and Reimbursement Agreement”). Pursuant to such Amended and Restated Expense Limitation and Reimbursement Agreement, the Investment Adviser has agreed to waive the Management Fee and other fees, and to pay or absorb expenses of the Fund (a “Waiver”) so that the Total Annual Expenses of the Fund (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization after commencement of Fund operations, any shareholder servicing fees paid under the Fund’s Shareholder Service Plan, financing fees and costs, and extraordinary expenses, such as litigation expenses) will not exceed 2.25% of the average daily net assets of the Fund (the “Expense Limit”).

The Amended and Restated Expense Limitation and Reimbursement Agreement has a term ending October 31, 2026. The Amended and Restated Expense Limitation and Reimbursement Agreement may not be terminated before that date by the Fund or the Investment Adviser and thereafter may be terminated by the Fund or the Investment Adviser upon thirty (30) days’ written notice. Unless it is terminated, the Amended and Restated Expense Limitation and Reimbursement Agreement automatically renews for consecutive one-year terms. For a period not to exceed three years from the date on which a Waiver is made, the Investment Adviser may recoup amounts waived or assumed, provided it is able to affect such recoupment and remain in compliance with the Expense Limit in effect at the time of the Waiver and the Expense Limit in effect at the time of the repayment. The Amended and Restated Expense Limitation and Reimbursement Agreement may be terminated by the Board upon thirty (30) days’ written notice to the Investment Adviser. During the six months ended December 31, 2025, the Investment Adviser waived fees and reimbursed expenses totaling $21,060.

As of December 31, 2025, the Investment Adviser may seek recoupment for previously waived or reimbursed expenses, subject to the limitations noted above, no later than June 30 of the years stated below:

2027	$401,305
2028	510,914
2029	21,060
Total	$933,279

Felicitas Private Markets Fund
Notes to Consolidated Financial Statements
December 31, 2025 — (Unaudited) (Continued)

7.      Investment Advisory and Other Agreements (cont.)

Distribution Services, LLC (the “Distributor”) acts as the principal underwriter of the Fund’s Shares. Prior to December 6, 2024, the Fund’s distributor was UMB Distribution Services, LLC. Financial Group, LLC (d/b/a ACA Group) acquired UMB Distribution Services, LLC pursuant to a transaction in which UMB Distribution Services, LLC became part of ACA Group’s distribution services arm.

UMB Fund Services, Inc. (“UMBFS” or “Administrator”) serves as the Fund’s fund accountant, transfer agent and administrator. For the six months ended December 31, 2025, the Fund’s allocated UMBFS fees are reported on the Consolidated Statement of Operations.

A Trustee and certain officers of the Fund are employees of UMBFS or the Investment Adviser. The Fund does not compensate trustees and officers affiliated with the Administrator or Investment Adviser. For the six months ended December 31, 2025, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Administrator or Investment Adviser are reported on the Consolidated Statement of Operations.

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2025, are reported on the Consolidated Statement of Operations.

PINE Advisors LLC (“PINE”) provides treasury services to the Fund pursuant to service agreements. In consideration for these services PINE is paid a monthly fee out of the assets of the Fund. The Fund also reimburses PINE for certain out-of-pocket expenses. The Fund’s allocated fees incurred for treasury services for the six months ended December 31, 2025, are reported on the Consolidated Statement of Operations.

8.      Investment Transactions

For the six months ended December 31, 2025, purchases and sales of investments, including principal reductions received, excluding short-term investments, were $9,045,218 and $2,870,967, respectively.

9.      Commitments and Contingencies

The Fund is required to provide financial support in the form of investment commitments to certain investees as part of the conditions of entering into such investments.

Typically, when the Fund invests in a private Investment Fund, it makes a binding commitment to invest a specified amount of capital in the applicable private fund. The capital commitment may be drawn by the general partner of the private fund either all at once, or over time through a series of capital calls at the discretion of the general partner. As such, the unfunded commitments column above reflects the remaining amount of the Fund’s commitments to be called by the general partner of the private fund. The Fund also invests in certain debt and loan securities with unfunded commitments. At December 31, 2025, the Fund reasonably believes its assets will provide adequate cover to satisfy all its unfunded commitments.

The Fund’s unfunded commitments are as follows:

Investment	Unfunded Commitment
Investments valued at NAV as practical expedient*	$42,576,493
Investments where value was determined using significant unobservable inputs	20,030,625
Total Unfunded Commitments	$62,607,118

____________

*        See Note 3 for investments valued at NAV as a practical expedient.

Felicitas Private Markets Fund
Notes to Consolidated Financial Statements
December 31, 2025 — (Unaudited) (Continued)

10.    Line of Credit

On December 10, 2024 (the “Closing Date”), the Fund, together with the Subsidiary (“Pledgor”), secured a $20,000,000 (the “Maximum Principal”) revolving line of credit (the “Facility”), subject to a borrowing base, with East West Bank (the “Bank”) with a letter of credit subfacility of up to 25% of the maximum principal. The Fund anticipates that this Facility will be used primarily for working capital requirements and for financing investments and funding associated costs and expenses. Borrowings under this Facility will be charged a rate of interest per annum that is the aggregate of the applicable margin of 0.35% and the variable rate of interest, per annum, that is most recently announced by the Bank, with an all-in floor rate equal to 5.75%. The maturity date of the Facility is December 10, 2026, extendable at the option of the Fund for successive periods of 12 months subject to satisfaction of certain conditions and payment of an extension fee.

On the Closing Date, the Fund owed a fully earned and non-refundable facility fee of $200,000 (the “Upfront Fee”), with $50,000 due and payable on the Closing Date and $50,000 due and payable of the last day of each calendar quarter thereafter until the Upfront Fee has been paid in full to the Bank.

The Fund also pays a non-refundable fee payable quarterly to the Bank in arrears for the unused portion of the Facility (the “Unused Fee”). The Unused Fee is payable in an amount equal to (i) 0.55% per annum times the difference between the Maximum Principal and the average quarterly balance, if the average quarterly balance is equal to or less than 20% of the Maximum Principal, (ii) 0.35% per annum times the difference between the Maximum Principal and the average quarterly balance, if average quarterly balance is greater than 20% and equal to or less than 50% of the Maximum Principal, (iii) 0.25% per annum times the difference between the Maximum Principal and the average quarterly balance, if average quarterly balance is greater than 50% of the Maximum Principal.

For the six months ended December 31, 2025, upfront fees, unused fees and interest expense of $204,760 are disclosed on the Consolidated Statement of Operations as Line of credit fees and expenses.

The average interest rate, average daily loan balance, maximum outstanding and amount recorded as interest expense for the 184 days the Fund had outstanding borrowings were 7.53%, $5,058,592, $8,479,000, and $140,099 respectively. As of December 31, 2025, the Fund had $8,702,000 of outstanding borrowings on the line of credit. The carrying value of the line of credit approximates fair value as of December 31, 2025. The fair value of this debt obligation would be categorized as Level 3 under ASC 820-10.

11.    Subsequent Events

The Fund has evaluated subsequent events through the date of issuance of this report and has determined that there have been no material events that would require disclosure.

Felicitas Private Markets Fund
Fund Information
December 31, 2025 (Unaudited)

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 1 (888) 884-8810 or on the SEC’s website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund 1 (888) 884-8810, on the Fund’s website at Skypointfunds.com or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or by calling the Fund at 1 (888) 884-8810.

Felicitas Private Markets Fund

PRIVACY POLICY (UNAUDITED)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•   Social Security number

•   Account balances

•   Account transactions

•   Transaction history

•   Wire transfer instructions

•   Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?	We collect your personal information, for example, when you Open an account Provide account information

Give us your contact information Make a wire transfer Tell us where to send the money We also collect your information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

Sharing for affiliates’ everyday business purposes — information about your creditworthiness

Affiliates from using your information to market to you Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

(b)              Not applicable.

ITEM 2.     CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     SCHEDULE OF INVESTMENTS.

(a)              Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)              Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	RENUMERATION PAID TO DIRECTORS, OFFICERS AND OTHERS OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)              Not applicable to semi-annual reports.

(b)              Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)              The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)          Not applicable to semi-annual reports.

(a)(2)          Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)          Not applicable.

(a)(4)          Not applicable.

(b)              Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By (Signature and Title)*	/s/ Brian Smith
Brian Smith, President
(Principal Executive Officer)
Date	March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Smith
Brian Smith, President
(Principal Executive Officer)
Date	March 9, 2026
By (Signature and Title)*	/s/ Madeline Arment
Madeline Arment, Treasurer
(Principal Financial Officer)
Date	March 9, 2026

*        Print the name and title of each signing officer under his or her signature.